WisdomTree Japan Interest Rate Strategy Fund
WisdomTree Japan Interest Rate Strategy Fund Fund Summary
Investment Objective
The WisdomTree Japan Interest Rate Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Interest Rate Strategy Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	WisdomTree Japan Interest Rate Strategy Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		WisdomTree Japan Interest Rate Strategy Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
WisdomTree Japan Interest Rate Strategy Fund	51	160

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to provide long exposure to monthly U.S. Treasury Bill (“T-Bill”) returns plus short exposure to the monthly performance of Japanese government bonds (“JGBs”) while at the same time offsetting a portion of the exposure to fluctuations of the Japanese yen relative to the U.S. dollar (the amount of currency exposure to be offset is determined periodically with reference to its contribution to the overall volatility of the Index). The Index consists of long positions and short positions. The long positions in the Index include market capitalization weighted T-Bills that have a remaining maturity of greater than 1 month and less than 3 months. The long positions are designed to capture the returns of T-Bills. The short positions in the Index include market capitalization weighted JGBs and are designed to provide exposure to changes in Japanese interest rates. JGBs as defined in the Index include debt securities issued by the Japanese government as well as debt securities issued by Japanese agencies and local authorities. Inflation linked debt securities and debt securities guaranteed by the Japanese government, but issued by other entities, are excluded from the Index. JGBs within the Index must have a remaining maturity that is greater than 5 years and less than 10 years, a fixed coupon schedule and a minimum amount outstanding of JPY 20 billion. The short positions are anticipated to have higher returns as Japanese interest rates increase and lower returns as Japanese interest rates decrease. The Index is rebalanced on a monthly basis to where the dollar amount of the long exposure is approximately equivalent to the dollar amount of the short exposure. As of the date of this prospectus, over 90% of the JGBs in the Index are rated investment grade and the remainder are unrated.

The Index partially offsets against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent investment without a currency adjustment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent investment without a currency adjustment when the yen is rising relative to the U.S. dollar. The Index applies an applicable one-month currency forward rate to a portion of the total market value of the portfolio in order to adjust for changes in the value of the Japanese yen against the U.S. dollar. In seeking to track the Index in this regard, the Fund intends to enter into forward currency contracts. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed upon exchange rate.

The Fund seeks to gain short exposure to JGBs, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. It is anticipated that short exposure to JGBs in the WisdomTree Subsidiary will be achieved through the use of futures, although the WisdomTree Subsidiary may short JGBs. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with short exposure to JGBs while enabling the Fund to satisfy asset diversification requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

The Fund also may invest its assets in cash and cash equivalents as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
  Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.
  Currency Exchange Rate Risk. The Fund uses various strategies to attempt to partially offset the impact of changes in the value of the Japanese yen against the U.S. dollar and these strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.
  Derivatives Risk. The Fund will invest in derivatives, including as a substitute to gain exposure to JGBs. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts and short exposure through futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. In addition, while the Fund may short securities such as JGBs, the Fund’s anticipated short exposure through derivative instruments may lead to less correlation with the Index.
  Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
  Geographic Concentration in Japan. Because the Fund invests a portion of its assets in short positions in, or providing exposure to, Japanese fixed-income securities, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
  Interest Rate Risk. Interest rate risk with respect to the Fund is the risk that short exposure to fixed income securities will decline in value because of decreases in interest rates in Japan.
  Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.
  Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
  Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.
  Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
  Short Sales Risk. The Fund will engage in “short sale” transactions. A short sale involves the sale by the Fund of an instrument or security that it does not own with the hope of purchasing the same security at a later date at a lower price. Short sales are designed to profit from a decline in the price of a security or instrument. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. This is the opposite of traditional “long” investments where the value of the Fund increases as the value of a portfolio security or instrument increases. The Fund may enter into short positions in JGBs as well as short derivative positions through futures contracts on JGBs. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Further, in times of unusual or adverse economic, market or political conditions, neither the Index nor the Fund may be able to fully or partially implement its short selling strategy.
  Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.
  Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Fund Performance
The Fund is new and therefore does not have a performance history.